Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 405	$ (1,206)	$ (208)
Other comprehensive income (loss)
Net change in unrealized losses on available-for-sale investments	(3)	(7)	1
Net change in fair value of derivatives designated as cash flow hedges during the year, net of income taxes of nil (February 28, 2017 - income taxes of nil; February 29, 2016 - income tax recovery of $2 million)	1	2	(3)
Amounts reclassified to net income (loss) during the year, net of income taxes of nil (February 28, 2017 - income taxes of nil; February 29, 2016 - income tax recovery of $2 million)	(2)	(1)	27
Foreign currency translation adjustment	12	(3)	(10)
Increase (Decrease) in Obligation, Other Postretirement Benefits	(1)	0	0
Other comprehensive income (loss)	7	(9)	15
Comprehensive income (loss)	$ 412	$ (1,215)	$ (193)